EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS

NOTE 7 – EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS

a.	In May 2023, the Company received the remaining €1.4 million ($1.5 million) in grant funding from the European Innovation Council (“EIC”) grant.

b.

On June 30, 2023, the Company entered into an exclusive term sheet with Wellbeing Group Ltd. (“Wellbeing”) for the sale of VB-601 and MOSPD2-related assets (“VB-601 Asset”) to Wellbeing, or one of their assignees, for total consideration of up to $5 million plus royalties. The offer consists of a $250,000 upfront payment to be paid upon closing, up to a total of $4.75 million in clinical and commercial milestones, and a low to mid single digit percentage tiered royalty on net sales above $50 million. In addition, the sale of the VB-601Asset would qualify as a related party transaction requiring audit committee and board of directors approval. The closing of the sale of the VB-601 Asset would be subject to the separate approval of the Company’s shareholders.

NOTE 14 – EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

a.	As mentioned in Note 2(o), the Company was entitled to receive an additional €1.4 million ($1.5 million) in grant funding from the EIC, which was received in May 2023

b.

On June 30, 2023, the Company entered into an exclusive term sheet with Wellbeing Group Ltd. ("Wellbeing") for the sale of VB-601 and MOSPD2-related assets (“VB-601 Asset”) to Wellbeing, or one of their assignees, for total consideration of up to $5 million plus royalties. The offer consists of a $250,000 upfront payment to be paid upon closing, up to a total of $4.75 million in clinical and commercial milestones, and a low to mid single digit percentage tiered royalty on net sales above $50 million. In addition, the sale of the VB-601 Asset would qualify as a related party transaction requiring audit committee and board of directors approval. The closing of the sale of the VB-601 Asset would be subject to the separate approval of the Company’s shareholders.